UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     MANAGER
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     August 13, 2007




Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $114,309 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER
     28-11255                      DOLPHIN HOLDINGS CORP.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
24 / 7 REAL MEDIA INC          com new          901314203     1548   131778          DEFINED 2              131778
ACXIOM CORP                    com              5125109        979    37000          DEFINED 2               37000
ACXIOM CORP                    call             5125909        386    14600     C    DEFINED 2               14600
AEROFLEX INC                   com              7768104       2126   150000          DEFINED 2              150000
ALCAN INC                      com              13716105      2455    30200          DEFINED 2               30200
ALCAN INC                      call             13716905       400    62500     C    DEFINED 2               62500
ALCOA INC                      com              13817101      2270    56000          DEFINED 2               56000
ALLIANCE DATA SYS CORP         call             18581908      4420    57200     C    DEFINED 2               57200
ALLTEL CORP                    com              20039103      1250    18500          DEFINED 2               18500
ANGELICA CORP                  com              34663104      1152    54672          DEFINED 2               54672
APPLEBEES INTL INC             com              37899101       453    18800          DEFINED 2               18800
ARMOR HOLDINGS INC             com              42260109      6211    71500          DEFINED 2               71500
BAUSCH & LOMB INC              put              71707953      1375    19800     P    DEFINED 2               19800
BRISTOL-MYERS SQUIBB CO        com              110122108      751    23800          DEFINED 2               23800
CABLEVISION SYSTEMS CORP       cl a ny cblv     12686C109     1252    34600          DEFINED 2               34600
CABLEVISION SYSTEMS CORP       call             12686C909     5132   141800     C    DEFINED 2              141800
CATALINA MARKETING CORP        com              148867104     1953    62000          DEFINED 2               62000
CHAMPPS ENTERTAINMENT INC      com              158787101      547   115100          DEFINED 2              115100
CLEAR CHANNEL COMM             com              184502102     3782   100000          DEFINED 2              100000
CORNELL COS INC                com              219141108     4125   167961          DEFINED 2              167961
CT COMMUNICATIONS INC          com new          126426402      976    32000          DEFINED 2               32000
DOW JONES & CO INC             com              260561105     2321    40400          DEFINED 2               40400
DOW JONES & CO INC             call             260561105     2844    49500     C    DEFINED 2               49500
ENERGY PARTNERS LTD            com              29270U105     1122    67255          DEFINED 2               67255
FIRST DATA CORP                com              319963104     3267   100000          DEFINED 2              100000
GENESCO INC                    com              371532102     2239    42800          DEFINED 2               42800
GREAT ATLANTIC & PAC TEA INC   com              390064103      392    11700          DEFINED 2               11700
HARRAHS ENTERTAINMENT INC      call             413619907     8688   101900     C    DEFINED 2              101900
I-MANY INCORPORATED            com              44973Q103      684   248750          DEFINED 2              248750
INFOUSA INC                    com              456818301     9508   930372          DEFINED 2              930372
INTER TEL INC                  com              458372109       98     4100          DEFINED 2                4100
JOHNSON OUTDOORS INC           cl-a             479167108     3113   154200          DEFINED 2              154200
K2 INC                         com              482732104      550    36200          DEFINED 2               36200
KATY INDS INC                  com              486026107      186   143200          DEFINED 2              143200
LEAR CORPORATION               com              521865105     6520   183100          DEFINED 2              183100
MYERS INDS INC                 com              628464109     1106    50000          DEFINED 2               50000
OAKLEY INC                     com              673662102      889    31300          DEFINED 2               31300
PATHMARK STORES INC            com              70322A101     3245   250405          DEFINED 2              250405
SLM CORP                       call             78442P906     2937    51000     C    DEFINED 2               51000
SMITH & WOLLENSKY INC          com              831758107     1320   120660          DEFINED 2              120660
STATION CASINOS INC            com              857689103     2170    25000          DEFINED 2               25000
STATION CASINOS INC            call             857689903     1302    15000     C    DEFINED 2               15000
SUN TIMES MEDIA GROUP INC      cl-a             86688Q100     1995   380000          DEFINED 2              380000
TOPPS CO INC                   com              890786106     1281   121906          DEFINED 2              121906
TRIAD HOSPITALS INC            call             89579K909     2602    48400     C    DEFINED 2               48400
TRONOX INCORPORATED            cl a             897051108      618    44000          DEFINED 2               44000
TXU CORP                       com              873168108     2019    30000          DEFINED 2               30000
TXU CORP                       call             873168908     3957    58800     C    DEFINED 2               58800
VERTRUE INC                    com              92534N101      483     9900          DEFINED 2                9900
WCI COMMUNITIES INC            com              92923C104     1835   110000          DEFINED 2              110000
WILD OATS MARKETS INC          com              96808B107     1475    88000          DEFINED 2               88000